Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Deferred officer compensation	$ 834	$ 834
Bad debt expense	1,478	1,662
Indiana net operating loss carryforwards	66	0
Tax credit carryforwards	35	0
Write downs of other real estate owned	259	144
Capital loss carryforwards	52	90
Nonaccrual loan interest	355	345
Market value adjustment on acquired assets and liabilities	31	54
Net unrealized losses on interest rate swaps	402	674
Net unrealized losses on securities available-for-sale	545	0
Other	92	100
Deferred tax assets	4,149	3,903
Deferred tax liabilities:
Mortgage servicing rights	(140)	(133)
Accretion	(8)	(4)
FHLB stock dividends	(123)	(137)
Deferred loan fees	(105)	(83)
Prepaid expenses	(524)	(116)
Depreciation	(368)	(348)
Net unrealized gains on securities available-for-sale	0	(1,892)
Amortization of other intangible assets	(104)	(140)
Real estate investment trust dividends	(122)	0
Deferred tax liabilities	(1,494)	(2,853)
Valuation allowance	(279)	(356)
Deferred tax assets, net	$ 2,376	$ 694